UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15 (d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
February 1, 2013 to February 28, 2013

Commission File Number of issuing entity: 333-167044-1

Ally Master Owner Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-167044

Ally Wholesale Enterprises LLC
(Exact name of depositor as specified in its charter)

Ally Bank
(Exact name of sponsor as specified in its charter)

DELAWARE	27-6449246
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

Ally Wholesale Enterprises LLC 200 Renaissance Center, Detroit, Michigan	48265
(Address of principal executive offices of the issuing entity)	(Zip Code)
(313) 656-5500
(Telephone number, including area code)
Registered / reporting pursuant to (Check One)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
(If Section 12(b))
Series 2010-4 Floating Rate Asset Backed Notes, Class A			X
Series 2011-1 Floating Rate Asset Backed Notes, Class A-1			X
Series 2011-1 Fixed Rate Asset Backed Notes, Class A-2			X
Series 2011-3 Floating Rate Asset Backed Notes, Class A-1			X
Series 2011-3 Fixed Rate Asset Backed Notes, Class A-2			X
Series 2011-4 Floating Rate Asset Backed Notes, Class A-1			X
Series 2011-4 Fixed Rate Asset Backed Notes, Class A-2			X
Series 2011-5 Floating Rate Asset Backed Notes, Class A			X
Series 2012-1 Floating Rate Asset Backed Notes, Class A-1			X
Series 2012-1 Floating Rate Asset Backed Notes, Class A-2			X
Series 2012-2 Floating Rate Asset Backed Notes, Class A			X
Series 2012-3 Floating Rate Asset Backed Notes, Class A-1			X
Series 2012-3 Fixed Rate Asset Backed Notes, Class A-2			X
Series 2012-4 Fixed Rate Asset Backed Notes, Class A			X
Series 2012-5 Fixed Rate Asset Backed Notes, Class A			X
Series 2013-1 Floating Rate Asset Backed Notes, Class A-1			X
Series 2013-1 Fixed Rate Asset Backed Notes, Class A-2			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X  No __

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information
Distribution and pool performance information of the issuing entity is set forth in the attached monthly servicing report.

Item 1121(c) of Regulation AB.  Repurchases and Replacements

No activity to report for the Period from February 1, 2013 to February 28, 2013 as required by Item 1121(c) of Regulation AB.
Date of most recent Form ABS-15G: February 7, 2013
Central Index Key (CIK) of Securitizer: 0001492632

PART II — OTHER INFORMATION

Item 2. Legal Proceedings
None

Item 3. Sales of Securities and Use of Proceeds
Ally Master Owner Trust (the “Issuing Entity”) issued Class A-1 Floating Rate Asset Backed Notes, Series 2013-1 with a principal balance of $650,000,000 (the "Class A-1 Notes"), Class A-2 Fixed Rate Asset Backed Notes , Series 2013-1 with a principal balance of $350,000,000 (the "Class A-2 Notes" and together with the Class A-1 Notes, the "Class A Notes" or the "Offered Notes") on February 21, 2013 (the "Closing Date"). The Issuing Entity also issued Class B Floating Rate Asset Backed Notes, Series 2013-1 with a principal balance of $74,830,000 (the “Class B Notes”), Class C Floating Rate Asset Backed Notes, Series 2013-1 with a principal balance of $54,422,000 (the "Class C Notes"), Class D Floating Rate Asset Backed Notes, Series 2013-1 with a principal balance of $40,816,000 (the “Class D Notes”), Class E Asset Backed Equity Notes, Series 2013-1 with a principal balance of $190,476,218 (the “Class E Notes"), and collectively with the Class A Notes, the Class B Notes, the Class C Notes and the Class D Notes, the “Notes”) on the Closing Date. Only the Offered Notes were offered publicly for sale as disclosed in the prospectus supplement filed on February 12, 2013 pursuant to Rule 424(b)5 of the United States Securities Act of 1933.

Item 4. Defaults Upon Senior Securities
None.

Item 5. Submission of Matters to a Vote of Security Holders
None.

Item 6. Significant Obligors of Pool Assets
None.

Item 7. Significant Enhancement Provider Information
None.

Item 8. Other Information
None.

Item 9. Exhibits

EXHIBIT NO.	DESCRIPTION
99.1	AMOT Monthly Servicing Report for the Period from February 1, 2013 to February 28, 2013.
99.2	AMOT Series 2010-4 Monthly Servicing Report for the Period from February 1, 2013 to February 28, 2013.
99.3	AMOT Series 2011-1 Monthly Servicing Report for the Period from February 1, 2013 to February 28, 2013.
99.4	AMOT Series 2011-3 Monthly Servicing Report for the Period from February 1, 2013 to February 28, 2013.
99.5	AMOT Series 2011-4 Monthly Servicing Report for the Period from February 1, 2013 to February 28, 2013.
99.6	AMOT Series 2011-5 Monthly Servicing Report for the Period from February 1, 2013 to February 28, 2013.
99.7	AMOT Series 2012-1 Monthly Servicing Report for the Period from February 1, 2013 to February 28, 2013.
99.8	AMOT Series 2012-2 Monthly Servicing Report for the Period from February 1, 2013 to February 28, 2013.
99.9	AMOT Series 2012-3 Monthly Servicing Report for the Period from February 1, 2013 to February 28, 2013.
99.10	AMOT Series 2012-4 Monthly Servicing Report for the Period from February 1, 2013 to February 28, 2013.
99.11	AMOT Series 2012-5 Monthly Servicing Report for the Period from February 1, 2013 to February 28, 2013.
99.12	AMOT Series 2013-1 Monthly Servicing Report for the Period from February 1, 2013 to February 28, 2013.
99.13	AMOT Pool Statistics Monthly Servicing Report for the Period from February 1, 2013 to February 28, 2013.

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Ally Master Owner Trust
(Issuing Entity)

by: Ally Financial Inc.
(Servicer, not in its individual capacity but solely as Servicer on behalf of the Issuing Entity)

/s/ David J. DeBrunner
David J. DeBrunner Vice President, Controller And Chief Accounting Officer

March 27, 2013

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